Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses [Line Items]
Accounts payable	$ 7,976	$ 4,314
Accrued legal settlements	3,745	7,152
Accrued interest payable	5,517	195
Accrued transaction costs	3,995	0
Other accrued expenses	7,148	2,533
Total accounts payable and accrued expenses	$ 28,381	$ 14,194